Fixed Assets - Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Vessel acquisitions		$ 1,150,782
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	$ 3,061,615	1,910,692
Vessel acquisitions		1,150,782
Improvements	72	141
Balance as at end of period	3,061,687	3,061,615
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	(162,245)	(85,791)
Depreciation for the year	(87,065)	(76,454)
Balance as at end of period	(249,310)	(162,245)
Net book value [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	2,899,370	1,824,901
Vessel acquisitions		1,150,782
Improvements	72	141
Depreciation for the year	(87,065)	(76,454)
Balance as at end of period	$ 2,812,377	$ 2,899,370